Summary of Significant Accounting Policies: Foreign Currency Translation: Schedule of Foreign Exchange Translation Exchange Rate Table Text Block (Details)	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Details
ForeignCurrencyExchangeRateTranslation	6.1632	6.2741	6.1807	6.3143
Foreign Currency Transactions Average Exchange Rates	6.1366	6.3000	6.2767	6.3519